As filed with the Securities and Exchange Commission on October 30, 2019

File No. 333-191940

File No. 811-22906

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 47	☒

(Check appropriate box or boxes)

Virtus Alternative Solutions Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer and Secretary

Virtus Alternative Solutions Trust

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement

2.	This Explanatory Note

3.	Amendment to the multi-fund Virtus Alternative Solutions Trust Statutory Prospectus dated February 28, 2019, which contains disclosure to add performance information for the Subadviser’s Long/Short Composite into the Statutory Prospectus for Virtus KAR Long/Short Equity Fund

4.	Part C

5.	Signature Page

This Post-Effective Amendment No. 41 is being filed for the sole purpose of incorporating performance information for the Subadviser’s Long/Short Composite into the Statutory Prospectus for Virtus KAR Long/Short Equity Fund. But for the supplemental disclosure filed herewith, the multi-fund Virtus Alternative Solutions Trust Statutory Prospectus included in Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 38 to its registration statement filed on February 26, 2019, and effective February 28, 2019, which are incorporated by reference herein, are unchanged.

Virtus KAR Long/Short Equity Fund,

a series of Virtus Alternative Solutions Trust

Amendment dated October 30, 2019 to the Virtus Alternative Solutions Trust Statutory Prospectus, dated February 28, 2019, as supplemented

Important Notice to Investors

The statutory prospectus for Virtus KAR Long/Short Equity Fund is hereby amended to add the following disclosure that reflects the performance information for the Subadviser’s Long/Short Composite.

Virtus KAR Long/Short Equity Fund

After the paragraph with biographical information for Chris Wright under “KAR” on page 42 in the fund’s statutory prospectus, add the following section:

RELATED PERFORMANCE DATA OF KAR WITH RESPECT TO MANAGEMENT OF LONG/SHORT EQUITY ACCOUNTS

The following table provides the related performance of all actual accounts (each, an “Account”), managed by KAR (the “Subadviser”) that have investment objectives, policies and strategies substantially similar to those of Virtus KAR Long/Short Equity Fund (the “fund”), which is referred to as a “Composite.” The data does not represent the performance of the fund. Performance is historical and does not represent the future performance of the fund or of the Subadviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the fund. If the performance was calculated in accordance with the U.S. Securities and Exchange Commission standardized performance methodology, the performance results may have been different. The Subadviser has prepared and presented the following in compliance with the Global Investment Performance Standards (GIPS®). The Subadviser’s policies on valuation, calculating performance and preparing GIPS® compliant performance presentations are available upon request.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Investment transactions are accounted for on a trade date basis. Returns are presented net of withholding taxes, net of transaction fees and include the reinvestment of all income. “Net of fees” returns also reflect the payment of actual investment management fees, if any, or if none, of the highest tier of the standard management fee schedule in effect for the respective period. All fees and expenses of the accounts, except custodial fees, if any, were included in the calculations. Because of variation in fee levels, the “net of fees” Composite returns may not be reflective of performance in any one particular Account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The performance information was calculated based on the Subadviser’s records. Account returns were calculated using a time-weighted monthly return, adjusted for the effects of external cash flows. Monthly Composite returns were calculated using a weighted-average of individual monthly account returns, with weightings based on beginning of month market values. Annual Composite returns were calculated by compounding and linking monthly Composite returns. The Accounts are included in the Composite beginning with the first full month of performance. There is no minimum account size for the Composite. No Accounts with investment objectives, policies and strategies substantially similar to those of the fund were excluded from the Composite. Composite performance results are presented in United States dollars.

The inception date of the Composite is June 1, 2016.

The Accounts that are included in the Composite are not subject to the same type of expenses to which the fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the Accounts in the Composite were subject to the same fees and expenses or federal securities and tax laws as the fund.

The performance results for the Composite presented below are not intended to predict or suggest the future returns of the fund. The performance data shown below should not be considered a substitute for the fund’s own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

The following data does not represent the performance of the fund.

Performance Information for the Subadviser’s Long/Short Composite

Average Annual Total Returns (June 1, 2016 through December 31, 2018)

The following data represents the performance of the Subadviser and not the performance of Virtus KAR Long/Short Equity Fund.

	1 Year	2 Years	Since Inception (6/1/2016)
KAR Long/Short Composite	-1.82%	8.89%	7.85%
Russell 3000® Index	-5.24%	7.14	9.07

The Russell 3000® Index is a market capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

PART C — OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust.

1.	Amended and Restated Agreement and Declaration of Trust of Virtus Alternative Solutions Trust (“Registrant” or “VAST”) dated December 3, 2013, filed via EDGAR (as Exhibit a.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

2.	Amendment No. 1 to Declaration of Trust of Registrant, dated September 19, 2016, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 28 to the Registration Statement (File No. 333-191940) on February 7, 2017, and incorporated herein by reference.

3.	Amendment No. 2 to the Declaration of Trust of Registrant, dated June 2, 2017, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 33 to the Registration Statement (File No. 333-19140) on February 21, 2018, and incorporated herein by reference.

(b)	Bylaws.

1.	Amended and Restated By-Laws of Registrant dated December 3, 2013, filed via EDGAR (as Exhibit b.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

2.	Amendment No. 1 to the Amended and Restated By-Laws of Registrant, dated September 19, 2016, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 28 to the Registration Statement (File No. 333-191940) on February 7, 2017, and incorporated herein by reference.

(c)	Reference is made to Articles III, V and VI of Registrant’s Agreement and Declaration of Trust and Articles II, VII and VIII of Registrant’s By-Laws. See Exhibits (a) and (b).

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between Registrant and Virtus Alternative Investment Advisers, Inc. (“VAIA”) effective February 19, 2014, filed via EDGAR (as Exhibit d.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)	First Amendment to the Investment Advisory Agreement between Registrant and VAIA effective September 8, 2014, filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

b)	Second Amendment to the Investment Advisory Agreement between Registrant and VAIA effective April 29, 2015, filed via EDGAR (as Exhibit d.1.b) with Post-Effective Amendment No. 18 to the Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

c)	Third Amendment to the Investment Advisory Agreement between Registrant and VAIA effective June 4, 2015, filed via EDGAR (as Exhibit d.1.c) with Post-Effective Amendment No. 18 to the Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

d)	Fourth Amendment to the Investment Advisory Agreement between Registrant and VAIA effective September 8, 2015, filed via EDGAR (as Exhibit d.1.d) with Post-Effective Amendment No. 22 to the Registration Statement (File No. 333-191940) on September 8, 2015, and incorporated herein by reference.

e)	Fifth Amendment to the Investment Advisory Agreement between Registrant and VAIA effective March 29, 2018, filed via EDGAR (as Exhibit d.1.e) with Post-Effective Amendment No. 35 to the Registration Statement (File No. 333-191940) on September 21, 2018, and incorporated herein by reference.

f)	Sixth Amendment to the Investment Advisory Agreement between Registrant and VAIA effective November 14, 2018, filed via EDGAR (as Exhibit d.1.f) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

2.	Subadvisory Agreement among VAIA, Aviva Investors Americas LLC (“AIA”) and Registrant with respect to Virtus Aviva Multi-Strategy Target Return Fund filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 16 to the Registration Statement (File No. 333-

191940) on May 29, 2015, and incorporated herein by reference.

a)	Amendment to Subadvisory Agreement among VAIA, AIA and Registrant with respect to Virtus Aviva Multi-Strategy Target Return Fund filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 40 to the Registration Statement (File No. 333-191940) on August 30, 2019, and incorporated herein by reference.

3.	Subadvisory Agreement among VAIA, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Registrant with respect to Virtus Duff & Phelps Select MLP and Energy Fund, filed via EDGAR (as Exhibit d.20) with Post-Effective Amendment No. 22 to the Registration Statement (File No. 333-191940) on September 8, 2015, and incorporated herein by reference.

4.	Subadvisory Agreement among VAIA, Kayne Anderson Rudnick Investment Management, LLC (“KAR”) and Registrant with respect to Virtus KAR Long / Short Equity Fund effective November 14, 2018, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

(e)	Underwriting Agreement

1.	Underwriting Agreement with VP Distributors, LLC (“VP Distributors”) dated February 19, 2014, filed via EDGAR (as Exhibit e.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

2.	*Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) herewith.

a)	*Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective October 2019 filed via EDGAR (as Exhibit e.2.a) herewith.

(f)	Amended and Restated Deferred Compensation Program, effective February 9, 2017, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 31 to the Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

(g)	Custodian Agreement

1.	Custody Agreement between Registrant and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to the Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

b)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to the Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

c)	Joinder Agreement and Amendment to Custody Agreement between Registrant, Virtus Equity Trust (“VET”) and Virtus Opportunities Trust (“VOT”) (VET and VOT collectively, “Virtus Mutual Funds”), VAT, Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

d)	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as

Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

a)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to the Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to the Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

d)	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between the Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

(h)	Other Material Contracts

1.	Amended and Restated Transfer Agency and Service Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (“VIT”) Registration Statement (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

a)	Adoption and Amendment Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to the Registration Statement (File

No. 333-191940) on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 9 to the Registration Statement (File No. 333-191940) on January 22, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to the Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

f)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

g)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

h)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

i)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

j)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

l)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January 25, 2019, and incorporated herein by reference.

m)	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

n)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

3.	Administration Agreement between the Registrant and Virtus Fund Services effective February 19, 2014, filed via EDGAR (as Exhibit h.3) with Pre-Effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	First Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2014, filed via EDGAR (as Exhibit h.3.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Second Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective April 7, 2015, filed via EDGAR (as Exhibit h.3.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Third Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective June 4, 2015, filed via EDGAR (as Exhibit h.3.c) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Fourth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2015, filed via EDGAR (as Exhibit h.3.d) with Post-Effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

e)	Fifth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective December 1, 2016, filed via EDGAR (as Exhibit h.3.e) with Post-Effective Amendment No. 28 (File No. 333-191940) on February 7, 2017, and incorporated herein by reference.

f)	Sixth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective November 14, 2018, filed via EDGAR (as Exhibit h.3.f) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011

and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VRT, VVIT, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VRT, VVIT, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to the Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

l)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VVIT, VRT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

m)	Form of Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

n)	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

p)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant,

Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

5.	*Tenth Amended and Restated Expense Limitation Agreement between Registrant and VAIA, effective September 25, 2019, filed via EDGAR (as Exhibit h.5) herewith.

6.	Fee Waiver Agreement between Registrant and VAIA, effective March 11, 2016, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 26 to the Registration Statement (File No. 333-191940) on November 1, 2016, and incorporated herein by reference.

7.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

a)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

b)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin and Hassell H. McClellan, effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

8.	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

(i)	Legal Opinion

1.	Opinion of Counsel as to legality of shares dated May 28, 2015, filed via EDGAR (as Exhibit i.1) with Post-Effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

2.	Opinion of Counsel as to legality of shares dated June 4, 2015, filed via EDGAR (as Exhibit i.1) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

3.	Opinion of Counsel as to legality of the shares filed via EDGAR (as Exhibit i.1) with Post-Effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

4.	Opinion of Counsel as to legality of shares dated October 24, 2016, filed via EDGAR (as Exhibit i.2) with Post-Effective No. 31 (File No. 333-191940) to the Registration Statement on November 1, 2016, and incorporated herein by reference.

5.	Opinion of Counsel as to legality of shares dated April 5, 2017, filed via EDGAR (as Exhibit i.3) with Post-Effective Amendment No. 31 (File No. 333-191940) to the Registration Statement on April 10, 2017, and incorporated herein by reference.

6.	Opinion of counsel as to legality of shares dated September 21, 2018, filed via EDGAR (as Exhibit i.6) with Post-Effective Amendment No. 35 to the Registration Statement (File No. 333-191940) on September 21, 2018, and incorporated herein by reference.

7.	*Consent of Sullivan & Worcester LLP filed via EDGAR (as Exhibit i.7) herewith.

(j)	Other Opinions

1.	*Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit j.1) herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plans

1.	Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) filed via EDGAR (as Exhibit m.1) with Pre-Effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	Amendment No. 1 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment No. 2 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment No. 3 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.c) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Amendment No. 4 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.d) with Post-Effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

e)	Amendment No. 5 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.e) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

2.	Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2) with Pre-Effective Amendment No. 3 (File No. 333- 191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	Amendment No. 1 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment No. 2 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment No. 3 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.c) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Amendment No. 4 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.d) with Post-Effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

e)	Amendment No. 5 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.e) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of September 30, 2019, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

(o)	Reserved

(p)	Codes of Ethics

1.	Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VAIA, VP Distributors, Duff & Phelps, KAR and other Virtus Affiliates effective October 1, 2017, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

3.	Code of Ethics of subadviser AIA effective August 15, 2018, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

(q)	Power of Attorney

1.	Power of Attorney for Philip McLoughlin and James Oates, dated February 10, 2014, filed via EDGAR with Pre-Effective Amendment No. 1 (File No. 333-191940) to the Registration Statement on February 10, 2014, and incorporated herein by reference.

2.	Power of Attorney for Thomas Brown, Donald Burke, Roger Gelfenbien (since retired), John Mallin, Hassell McClellan, Geraldine McNamara, and Richard Segerson, dated April 5, 2017, filed via EDGAR (as Exhibit q.2) with Post-Effective Amendment No. 31 to the Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

3.	Power of Attorney for Trustees Sidney E. Harris and Connie D. McDaniel dated June 26, 2017, filed via EDGAR (as Exhibit q.4) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

* Filed herewith

Item 29.	Persons Controlled By or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for, in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits h.7, h.7.a, h.7.b and h.8, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits a.1-3, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940 (the “1940 Act”), as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VIII Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibits b.1-2, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VAIA, the Registrant’s Trustees, and other registered investment management companies managed by VAIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:
VAIA	801-67924
AIA	801-76637
Duff & Phelps	801-14813
KAR	801-24241

Item 32.	Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust.

(b)	Directors and executive officers of VP Distributors, One Financial Plaza, Hartford, CT 06103, are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Senior Vice President and Assistant Secretary

Nancy J. Engberg	Senior Vice President and Assistant Secretary	Senior Vice President and Chief Compliance Officer

David Hanley	Senior Vice President and Treasurer	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	Anti-Money Laundering Officer

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Jennifer Fromm, Esq. One Financial Plaza Hartford, CT 06103	VP Distributors, LLC One Financial Plaza Hartford, CT 06103

Administrator and Transfer Agent:	Custodian:
Virtus Fund Services, LLC One Financial Plaza Hartford, CT 06103	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286
Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:	Investment Adviser:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Virtus Alternative Investment Advisers, Inc. One Financial Plaza Hartford, CT 06103
Subadviser to Virtus Aviva Multi-Strategy Target Return Fund:	Participating Affiliate of Subadviser to Virtus Aviva Multi-Strategy Target Return Fund:
Aviva Investors Americas LLC 225 West Wacker Drive Suite 1750 Chicago, IL 60606	Aviva Investors Global Services Limited No. 1 Poultry London, England EC2R 8EJ
Subadviser to Virtus Duff & Phelps Select MLP and Energy Fund:	Subadviser to Virtus KAR Long/Short Equity Fund:
Duff & Phelps Investment Management Co. 200 South Wacker Drive, Suite 500 Chicago, IL 60606	Kayne Anderson Rudnick Investment Management, LLC 1800 Avenue of the Stars, 2nd Floor Los Angeles, CA 90067

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

PART C – OTHER INFORMATION

Exhibit List

e.2	Form of Sales Agreement
e.2.a	Amended Annex A to Form of Sales Agreement
h.5	Tenth Amended and Restated Expense Limitation Agreement
i.7	Consent of Sullivan & Worcester LLP
j.1	Consent of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 30th day of October, 2019.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 30th day of October, 2019.

Signature	Title

/s/ George R. Aylward	Trustee and President
George R. Aylward	(principal executive officer)

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(principal financial and accounting officer)

*
Thomas J. Brown	Trustee

*
Donald C. Burke	Trustee

*
Sidney E. Harris	Trustee

*
John R. Mallin	Trustee

*
Hassell H. McClellan	Trustee

*
Connie D. McDaniel	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
Geraldine M. McNamara	Trustee

*
James M. Oates	Trustee

*
Richard E. Segerson	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney